Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Components of income tax expense / (credit)
	Year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Current taxes expense
Hong Kong profits tax and the PRC EIT	-	(346)	-
Income tax credit	-	(346)	-

Deferred tax expenses
Hong Kong and the PRC	37	34	28
Total deferred tax expense	37	34	28

Total expense / (credit)	37	(312)	28

Reconciling items from income tax
	Year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000

Loss before income taxes	(310)	(963)	(564)
Computed tax using respective companies’ statutory tax rates	(69)	(254)	(94)
Change in valuation allowances	(30)	68	120
Under / (over-provision) for income taxes in prior years	5	(131)	-
Non-deductible expenses	131	5	2
Income taxes expense / (credit) at effective tax rate	37	(312)	28

Components of deferred tax assets
	December 31,
	2019	2018
	US$’000	US$’000

Tax losses	858	975
Temporary differences	(19)	(17)
Less: Valuation allowances	(752)	(834)
Net deferred tax assets	87	124

ZHEJIANG TIANLAN
Components of income tax expense / (credit)
	Year ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000

Current tax expense
PRC EIT	28	2	4,237

Income tax expense	28	2	4,237

Deferred tax expense/(credit)	268	(7,969)	(405)

Total deferred tax expense/(credit)	268	(7,969)	(405)

Total expense/(credit)	296	(7,967)	3,832

Reconciling items from income tax
	Year ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000

Income/(loss) before income tax	4,654	(34,194)	30,047
Computed tax using respective companies’ statutory tax rates	642	(4,987)	4,548
(Over)-provision for income tax in prior years	-	-	(29)
Permanent difference	-	-	(459)
Temporary differences	202	(272)	(405)
Tax effect of revenue not subject to tax	-	(3,024)	(1,438)
Tax effect of expenses not deductible for tax purposes	693	316	1,435
Tax effect of unused tax losses not recognized	-	-	180
Tax effect of special deduction for research and development costs	(2,103)	-	-
Others	862	-	-
Income taxes expense/(credit) at effective tax rate	296	(7,967)	3,832

Components of deferred tax assets
	December 31,
	2019	2018
	RMB’000	RMB’000

Allowance for doubtful accounts	7,464	13,201
Impairment losses on assets	5,025	-
Tax losses	1,481	1,037

Total deferred tax assets	13,970	14,238